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                          CIGNA VARIABLE PRODUCTS GROUP
                    c/o TimesSquare Capital Management, Inc.
                            280 Trumbull Street, H16A
                               Hartford, CT 06103
                                 (860) 534-5576




May 3, 2004


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:      CIGNA Variable Product Group
         (1933 Act Registration No. 33-20333)
         (1940 Act File No. 811-5480)
         ---------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), CIGNA Variable Products Group (the "Trust") hereby certifies that:

(1) Each form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act, as amended, would not have differed from that contained in Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

(2) The text of Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A was filed electronically via EDGAR with the Securities and Exchange Commission on April 30, 2004 (reference accession No. 0001145443-04-000759).

Sincerely,

CIGNA VARIABLE PRODUCTS GROUP


        /s/ Jeffrey S. Winer
By:____________________________________________
                     Jeffrey S. Winer
            Its:  Vice President and Secretary